Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	4,411.65
Total Transaction Valuation	31,945,357.47
Total Offset Amount	0.00
Net Fee	$ 4,411.65
Offering Table N/A
Offset Table N/A	N/A